Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (141)	$ (4,649)
Total realized and unrealized gains (losses) included in income	40	(999)
Movements purchases/Issuances	(324)	(790)
Movements Sales/Settlements	3	2,636
Transfers into Level 3 of fair value hierarchy, liabilities	(11)	(7)
Transfers Out of Level 3	17	3,668
Fair value ending balance	(416)	(141)
Change in Unrealized gain (losses) on instruments still held	31	(5)
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(132)	(819)
Total realized and unrealized gains (losses) included in income	(44)	(678)
Movements purchases/Issuances		(36)
Movements Sales/Settlements	(55)	246
Transfers into Level 3 of fair value hierarchy, liabilities	4	4
Transfers Out of Level 3	43	1,151
Fair value ending balance	(184)	(132)
Change in Unrealized gain (losses) on instruments still held	(6)	97
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(88)	(96)
Total realized and unrealized gains (losses) included in income	(93)	(9)
Movements Sales/Settlements	7	17
Transfers Out of Level 3	18
Fair value ending balance	(156)	(88)
Change in Unrealized gain (losses) on instruments still held	(52)	7
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	7	2
Total realized and unrealized gains (losses) included in income	(4)	5
Transfers into Level 3 of fair value hierarchy, liabilities	1	1
Transfers Out of Level 3		(1)
Fair value ending balance	4	7
Change in Unrealized gain (losses) on instruments still held	2	6
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(82)	(707)
Total realized and unrealized gains (losses) included in income	(5)	(729)
Movements purchases/Issuances		(36)
Movements Sales/Settlements		235
Transfers into Level 3 of fair value hierarchy, liabilities	3	3
Transfers Out of Level 3	25	1,152
Fair value ending balance	(59)	(82)
Change in Unrealized gain (losses) on instruments still held	23	52
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	31	(18)
Total realized and unrealized gains (losses) included in income	58	55
Movements Sales/Settlements	(62)	(6)
Fair value ending balance	27	31
Change in Unrealized gain (losses) on instruments still held	21	32
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(76)	(24)
Total realized and unrealized gains (losses) included in income	(238)	(51)
Movements purchases/Issuances	(337)	(263)
Movements Sales/Settlements	607	262
Fair value ending balance	(44)	(76)
Change in Unrealized gain (losses) on instruments still held	(238)	(44)
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(9)
Movements purchases/Issuances		(8)
Movements Sales/Settlements	9	(1)
Transfers into Level 3 of fair value hierarchy, liabilities		(1)
Transfers Out of Level 3		1
Fair value ending balance		(9)
Trading Loans Securities And Other [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	39	19
Total realized and unrealized gains (losses) included in income	1	2
Movements purchases/Issuances	29	56
Movements Sales/ Settlements	(72)	(21)
Transfer Into Level 3	57	8
Transfers Out of Level 3	(5)	(25)
Fair value ending balance	49	39
Trading Loans Securities And Other [Member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		16
Total realized and unrealized gains (losses) included in income		2
Movements Sales/ Settlements		(18)
Transfer Into Level 3		1
Transfers Out of Level 3		(1)
Trading Loans Securities And Other [Member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	6	3
Total realized and unrealized gains (losses) included in income	1
Movements purchases/Issuances	5	23
Movements Sales/ Settlements	(15)	(3)
Transfer Into Level 3	57	7
Transfers Out of Level 3	(5)	(24)
Fair value ending balance	49	6
Trading Loans Securities And Other [Member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	33
Movements purchases/Issuances	24	33
Movements Sales/ Settlements	(57)
Fair value ending balance		33
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	763	574
Total realized and unrealized gains (losses) included in income	95	130
Movements purchases/Issuances	193	140
Movements Sales/ Settlements	(92)	(81)
Transfers Out of Level 3	(114)
Fair value ending balance	845	763
Change in Unrealized gain (losses) on instruments still held	8	76
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	760	571
Total realized and unrealized gains (losses) included in income	95	130
Movements purchases/Issuances	193	140
Movements Sales/ Settlements	(89)	(81)
Transfers Out of Level 3	(114)
Fair value ending balance	845	760
Change in Unrealized gain (losses) on instruments still held	8	76
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3	3
Movements Sales/ Settlements	(3)
Fair value ending balance		3
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,673	1,599
Total realized and unrealized gains (losses) included in OCI	90	36
Movements purchases/Issuances	636	161
Movements Sales/ Settlements	138	(163)
Transfer Into Level 3		40
Fair value ending balance	2,537	1,673
Change in Unrealized gain (losses) on instruments still held	78	24
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	64	20
Total realized and unrealized gains (losses) included in OCI	4	4
Movements Sales/ Settlements	(8)
Transfer Into Level 3		40
Fair value ending balance	60	64
Change in Unrealized gain (losses) on instruments still held		4
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,609	1,579
Total realized and unrealized gains (losses) included in OCI	86	32
Movements purchases/Issuances	636	161
Movements Sales/ Settlements	146	(163)
Fair value ending balance	2,477	1,609
Change in Unrealized gain (losses) on instruments still held	$ 78	$ 20